ORGANIZATION, BUSINESS AND LIQUIDITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Date of incorporation	Oct. 22, 2019
Comprehensive income net of tax	$ 1,313,026	$ 2,650,650
Accumulated deficit	(17,012,492)	$ (15,612,775)
Working capital	$ 2,000,369
U.S. Wireless Online, Inc [Member]
Ownership percentage	100.00%